Investment In Unconsolidated Joint Venture (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Related party membership interest		70.00%	70.00%
Payment to acquire interest in joint venture	$ 3,800,000	$ 0	$ 0
Investment in unconsolidated joint venture		2,449,491	2,449,491		2,581,789
Distributions received			$ 200,000	$ 400,000
BSF/BR Augusta JV, LLC's Interest In BSF/BR Augusta, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Related party membership interest		100.00%	100.00%
BSF/BR Augusta JV, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Membership interest		50.00%	50.00%
Estates At Perimeter [Member]
Schedule of Equity Method Investments [Line Items]
Number of units on property		240	240